Share Capital and Reserves - Schedule of Black-Scholes Model to Value the Modification of Warrants Issued (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 4.14	$ 7.4
Risk-free interest rate	4.28%
Volatility	125.00%
Expected life (years)	3 years 7 months 6 days
Dividend yield	0.00%	0.00%
Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Risk-free interest rate	3.68%	4.82%
Volatility	142.00%
Expected life (years)	1 year 6 months
Dividend yield	0.00%	0.00%
Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Risk-free interest rate	3.68%
Volatility	133.00%
Expected life (years)	3 years 9 months 29 days
Dividend yield		0.00%
Minimum [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Risk-free interest rate		3.95%
Volatility		116.00%
Expected life (years)		3 years 6 months
Minimum [Member] | Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 2.44	$ 16.6
Volatility		109.00%
Expected life (years)		5 years
Minimum [Member] | Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	2.44	$ 16.6
Risk-free interest rate		0.56%
Volatility		109.00%
Expected life (years)		0 years
Maximum [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Risk-free interest rate		4.30%
Volatility		203.00%
Expected life (years)		3 years 7 months 6 days
Maximum [Member] | Common Share Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	3.2	$ 20.8
Volatility		111.00%
Expected life (years)		5 years 6 months
Maximum [Member] | Modification of Warrants [Member]
Schedule of Assumptions Used in the Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)	$ 16.6	$ 60.8
Risk-free interest rate		4.82%
Volatility		614.00%
Expected life (years)		6 years 9 months 18 days